INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings (accumulated deficit) [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2020		$ 224	$ 251,933	$ 112	$ (67,145)	$ (1,002)	$ 184,122
Balance, shares at Dec. 31, 2020		27,351,974
Issuance of shares - Offering	[1]	$ 52	60,908				60,960
Issuance of shares - Offering, shares	[1]	5,738,500
Stock-based compensation			1,989				1,989
Proceeds from exercise of stock-based compensation		$ 11	3,860				3,871
Proceeds from exercise of stock-based compensation, shares		1,335,337
Other comprehensive loss				(90)			(90)
Net Income					10,389		10,389
Balance at Jun. 30, 2021		$ 287	318,690	22	(56,756)	(1,002)	261,241
Balance, shares at Jun. 30, 2021		34,425,811
Issuance of shares - Offering	[1]	$ 81	169,448				169,529
Issuance of shares - Offering, shares	[1]	8,372,092
Stock-based compensation			4,996				4,996
Proceeds from exercise of stock-based compensation		$ 7	3,020				3,027
Proceeds from exercise of stock-based compensation, shares		898,820
Other comprehensive loss				(150)			(150)
Net Income					28,317		28,317
Balance at Dec. 31, 2021		$ 375	496,154	(128)	(28,439)	(1,002)	$ 466,960
Balance, shares at Dec. 31, 2021		43,696,723					43,696,723
Stock-based compensation			5,129				$ 5,129
Proceeds from exercise of stock-based compensation		$ 4	1,290				1,294
Proceeds from exercise of stock-based compensation, shares		966,245
Other comprehensive loss				(1,149)			(1,149)
Net Income					34,966		34,966
Balance at Jun. 30, 2022		$ 379	$ 502,573	$ (1,277)	$ 6,527	$ (1,002)	$ 507,200
Balance, shares at Jun. 30, 2022		44,662,968					44,662,968

[1]	Net of issuance expenses